Leases - Schedule of Components of Lease Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease Cost [Line Items]
Total operating leases expense		$ 1,083	$ 2,337	$ 957	$ 1,915	$ 4,052	$ 2,856
Research and Development Expense [Member]
Lease Cost [Line Items]
Operating lease costs		550	1,101	555	1,113	2,217	1,203
Variable lease costs	[1]	323	785	225	451	1,090	1,190
General and Administrative Expense [Member]
Lease Cost [Line Items]
Operating lease costs		132	263	126	250	509	232
Variable lease costs	[1]	$ 78	$ 188	$ 51	$ 101	$ 236	$ 231

[1]	Includes short-term lease costs which are immaterial.